9. Marketable Securities (Annual) (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
Investements in marketable securities	2,500,000
Investment Company, Gain (Loss) on Investment, Per Share	$ 0.003
Unrealized Gain (Loss) on Investments	$ 460,000	$ 290,000